Other Receivables and Other Current Assets - Schedule of Other Receivables and Other Current Assets (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Other Receivables and Other Current Assets [Abstract]
Other receivables	$ 40,810	$ 15,725
Prepaid expense	51,997,129	51,182,088
Prepaid taxes	33,972	13,191
Less allowance for impairment of prepaid expense	(51,997,129)	(51,160,302)
Total	$ 74,782	$ 50,702